UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):			[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
					Name:		Rosen Real Estate Securities, LLC
					Address:	1995 University Avenue, Ste 550
							Berkeley, CA  94704
					13F File Number:028-12206


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Kenneth T. Rosen
Title:			Chairman
Phone:			510-549-4510
Signature,	KENNETH T. ROSEN	Place, 			and Date of Signing:
		KENNETH T. ROSEN	Berkeley, California	July 31, 2007



Report Type (Check only one):
				[X]	13F HOLDINGS REPORT.
				[ ]	13F NOTICE.
				[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		33
Form 13F Information Table Value Total:		251657

List of Other Included Managers:

No. 13F File Number			Name
01	028-12480				Rosen Financial Services, LLC

FORM 13F INFORMATION TABLE

         NAME OF ISSUER		TITLE				VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
         			OF CLS		CUSIP		X$1000)PRN AMT	PRN	CALL	DSCRTN	MGRS	SOLE	SHARED	NONE
----------------------	--------------		-----		-------	-------	---	----	-------	-------	------	------	------
AMB PROPERTY CORP	COMMON STOCKS		00163T109	5794	108875	SH		Defined	01	108875
ARCHSTONE CMNTYS TR SBI	COMMON STOCKS		039583109	1321	22350	SH		Defined	01	22350
AVALON BAY CMNTYS INC	COMMON STOCKS		053484101	7790	65525	SH		Defined	01	65525
BOSTON PROPERTIES INC	COMMON STOCKS		101121101	5219	51100	SH		Defined	01	51100
BRANDYWINE RLTY TR	COMMON STOCKS		105368203	2573	90025	SH		Defined	01	90025
BRE PROPERTIES INC CL A	COMMON STOCKS		05564E106	7515	126750	SH		Defined	01	126750
CAMDEN PROP TRUST-SBI	COMMON STOCKS		133131102	1214	18125	SH		Defined	01	18125
CENTEX CORP		PUT OPTIONS		152312104	8509	212200	SH	PUT	Defined	01	212200
CORP OFFICE PROPERTIES	COMMON STOCKS		22002T108	3677	89650	SH		Defined	01	89650
D R HORTON INC		PUT OPTIONS		23331A109	7410	371800	SH	PUT	Defined	01	371800
DOUGLAS EMMETT INC	COMMON STOCKS		25960P109	1966	79475	SH		Defined	01	79475
EQUITY RESIDENTIAL PROP COMMON STOCKS		29476L107	5099	111750	SH		Defined	01	111750
ESSEX PROP TRUST INC	COMMON STOCKS		297178105	5611	48250	SH		Defined	01	48250
FED RLTY INV TR SBI NEW	COMMON STOCKS		313747206	2206	28550	SH		Defined	01	28550
GENERAL GROWTH PROP INC	COMMON STOCKS		370021107	3484	65800	SH		Defined	01	65800
HLTH CARE PROP INVS INC	COMMON STOCKS		421915109	3158	109150	SH		Defined	01	109150
HILTON HOTELS CORP	COMMON STOCKS		432848109	1748	52225	SH		Defined	01	52225
HOST HOTELS & RSRTS INC	COMMON STOCKS		44107P104	4473	193489	SH		Defined	01	193489
ISHARES TR DJ US RE IDX	PUT OPTIONS		464287739	109542	1414900	SH	PUT	Defined	01	1414900
KB HOME			PUT OPTIONS		48666K109	3461	87900	SH	PUT	Defined	01	87900
MACERICH CO		COMMON STOCKS		554382101	3340	40525	SH		Defined	01	40525
MISSION WEST PPTYS	COMMON STOCKS		605203108	3027	217150	SH		Defined	01	217150
PENNSYLVANIA RE		COMMON STOCKS		709102107	6014	135675	SH		Defined	01	135675
POST PROPERTIES INC	COMMON STOCKS		737464107	7194	138000	SH		Defined	01	138000
PROLOGIS TR		COMMON STOCKS		743410102	7511	132000	SH		Defined	01	132000
PULTE HOMES INC		PUT OPTIONS		745867101	2954	131600	SH	PUT	Defined	01	131600
REGENCY REALTY CORP	COMMON STOCKS		758849103	6676	94700	SH		Defined	01	94700
RYLAND GRP INC W/RTS 	PUT OPTIONS		783764103	250	6700	SH	PUT	Defined	01	6700
SIMON PROP GROUP INC	COMMON STOCKS		828806109	6101	65575	SH		Defined	01	65575
SL GREEN REALTY CORP	COMMON STOCKS		78440X101	3735	30150	SH		Defined	01	30150
TAUBMAN CENTERS INC	COMMON STOCKS		876664103	5528	111425	SH		Defined	01	111425
UTD DOMINION RLTY TRUST	COMMON STOCKS		902653104	1033	39275	SH		Defined	01	39275
VORNADO REALTY TRUST	COMMON STOCKS		929042109	6524	59400	SH		Defined	01	59400